Other liabilities - Other Current and Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other liabilities
Payable to non-current asset suppliers - Non-Current	$ 99
Payable to non-current asset suppliers - Current	11,648	$ 5,411
Payable to non-current asset suppliers	11,747	5,411
Guarantees and deposits - non-current	16	32
Guarantees and deposits - current		2
Guarantees and deposits	16	34
Remuneration payable - Non- current	55
Remuneration payable - current	45,705	46,667
Remuneration payable	45,760	46,667
Tax payables - non-current		1,574
Tax payables - current	20,799	17,785
Total tax payables	20,799	19,359
Contingent consideration - non -current	23,119
Contingent consideration - current	3,103
Contingent consideration	26,222
Other liabilities - non-current	1,741	1,930
Other liabilities - current	22,315	20,704
Other liabilities	24,056	22,634
Total other non current liabilities	25,030	3,536
Total other current liabilities	103,570	90,569
Total other liabilities	$ 128,600	$ 94,105